Shareholder Report, Holdings (Details) - C000248158 [Member]	Jul. 31, 2025
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Barrick Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
J. Sainsbury PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Vodafone Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Equinor ASA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
GSK PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carrefour SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Liberty Global Ltd. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%